Intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Balance at beginning	$ 256,243
Balance at ending	270,668	$ 256,243
Carrying Amount One [Member]
Intangible assets
Balance at beginning	256,243
Balance at ending	270,668	256,243
Gross carrying amount [member]
Intangible assets
Balance at beginning	364,991	325,182
Addition	34,237	39,809
Balance at ending	399,228	364,991
Accumulated depreciation and amortization [member]
Intangible assets
Balance at beginning	(108,748)	(90,866)
Amortization	19,812	17,882
Balance at ending	$ (128,560)	$ (108,748)